CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2011	$ 29,794	$ 3,641	$ 205,489	$ (189,393)	$ 10,057
Balance (in shares) at Dec. 31, 2011		24,962,250
Subscription of warrants	5		5
Issuance of ordinary shares on exercise of stock options or warrants	601	$ 31	570
Issuance of ordinary shares on exercise of stock options or warrants (in shares)		195,000
Issuance of ordinary shares on vesting of free shares	0	$ 42	(42)
Issuance of ordinary shares on vesting of free shares (in shares)		258,150
Stock-based compensation expense	3,136		3,136
Net loss	(3,228)			(3,228)
Other comprehensive income (loss)	196				196
Comprehensive loss	(3,032)
Balance at Dec. 31, 2012	30,504	$ 3,714	209,158	(192,621)	10,253
Balance (in shares) at Dec. 31, 2012		25,415,400
Subscription of warrants	(27)		(27)
Issuance of ordinary shares on exercise of stock options or warrants	399	$ 8	391
Issuance of ordinary shares on exercise of stock options or warrants (in shares)		50,000
Issuance of ordinary shares on vesting of free shares	0	$ 24	(24)
Issuance of ordinary shares on vesting of free shares (in shares)		147,150
Stock-based compensation expense	1,975		1,975
Net loss	(42,925)			(42,925)
Other comprehensive income (loss)	561				562
Comprehensive loss	(42,364)
Balance at Dec. 31, 2013	(9,512)	$ 3,746	211,473	(235,546)	10,815
Balance (in shares) at Dec. 31, 2013		25,612,550
Subscription of warrants	351		351
Issuance of ordinary shares on capital raise	115,232	$ 2,099	113,133
Issuance of ordinary shares on capital raise (in shares)		12,400,000
Issuance of ordinary shares to Recipharm AB	13,050	$ 156	12,894
Issuance of ordinary shares to Recipharm AB (in shares)		1,026,364
Issuance of ordinary shares on exercise of stock options or warrants	6,025	$ 164	5,861
Issuance of ordinary shares on exercise of stock options or warrants (in shares)		1,001,750
Issuance of ordinary shares on vesting of free shares	0	$ 24	(24)
Issuance of ordinary shares on vesting of free shares (in shares)		150,600
Stock-based compensation expense	2,893		2,893
Net loss	(84,906)			(84,906)
Other comprehensive income (loss)	(18,238)				(18,238)
Comprehensive loss	(103,144)
Balance at Dec. 31, 2014	$ 24,895	$ 6,188	$ 346,581	$ (320,452)	$ (7,423)
Balance (in shares) at Dec. 31, 2014		40,191,264